Document And Entity Information	Jul. 29, 2025
Document Information [Line Items]
Entity, Registrant Name	Ontrak, Inc.
Document, Type	8-K
Document, Period End Date	Jul. 29, 2025
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-31932
Entity, Tax Identification Number	88-0464853
Entity, Address, Address Line One	333 S. E. 2nd Avenue
Entity, Address, Address Line Two	Suite 2000
Entity, Address, City or Town	Miami
Entity, Address, State or Province	FL
Entity, Address, Postal Zip Code	33131
City Area Code	310
Local Phone Number	444-4300
Title of 12(b) Security	Common Stock
Trading Symbol	OTRK
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001136174